Shareholder Report, Holdings (Details) - C000271435 [Member]	Mar. 31, 2026
Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[1]
Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[1]
Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[1]
Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[1]
Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[1]
Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%	[1]
Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.63%	[1]
NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.68%	[1]
Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	Excluding money market fund holdings, if any.